Rule 497 (e)
                                                                      333-124048

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                        SUPPLEMENT DATED JANUARY 15, 2009
                       TO PROSPECTUS DATED AUGUST 22, 2008

The table on page 10 is amended to read as follows:

      GUARANTEED MINIMUM DEATH BENEFIT FEE

      The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum Death Benefit.

--------------------------------------------------------------------------------
                                                    Current Fee      Maximum Fee
--------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit Fee
  (as a percentage of the greater of
  the GMDB Base(3) and the Contract Value).......      0.35%            0.50%
--------------------------------------------------------------------------------

The second paragraph under the heading "Guaranteed Minimum Death Benefit Fee" on page 19 is amended to read as follows:

      The fee is equal to 0.35% annually multiplied by the greater of the GMDB Base and the Contract Value.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-1.15.09